Commitments and Contingencies (Details) - Schedule of Minimum Future Commitments $ in Thousands	Dec. 31, 2023 TWD ($)
Schedule of Minimum Future Commitments [Abstract]
2024	$ 8,007
Total lease payments	$ 8,007